NOTE 27 - Changes in liabilities arising from financing activities: Schedule of Changes in liabilities arising from financing activities (Tables)	12 Months Ended
Dec. 31, 2024
Tables/Schedules
Schedule of Changes in liabilities arising from financing activities

Reconciliation of the changes in liabilities for which cash flows have been or will be classified as financing activities in the statement of cash flows:

	Lease liabilities	Convertible loans	Derivative liability - Warrants	Liability and Provision for Agricultural Research Organization	Loans
As at January 1, 2024	1,807	20,533	526	2,508	-
Changes from financing cash flows:
Payments of lease liabilities	(579)	-	-	-	-
Proceeds from drawing loans, net of principal and interest repayments	-	-	-	-	3,314
Repayments of principal and interest of convertible loans	-	(693)	-	-	-
Total changes from financing cash flows	1,228	19,840	526	2,508	3,314
Additions of and modification to leases	7,586	-	-	-	-
Changes in fair value		3,503	408	205	-
Issuance of Warrants	-	-	-	-	-
Interest expense	671	-	-	-	70
Interest paid	-	-	-	-	-
Reclassification	-	(521)	(934)	-	521
Conversion of Convertible loan	-	(22,822)	-	-	-
Index adjustments	386	-	-	-	-
Effects of foreign exchange	42	-	-	(17)	-
As at December 31, 2024	9,913	-	-	2,696	3,905
	Lease liabilities	Convertible loans	Derivative liability - Warrants	Liability and Provision for Agricultural Research Organization	Loans
As at January 1, 2023	2,009	8,549	-	2,010	-
Changes from financing cash flows:
Payments of lease liabilities	(364)	-	-	-	-
Proceeds from drawing loans, net of principal and interest repayments	-	-	-	-	-
Proceeds from issuance of convertible loans, net of principal and interest repayments	-	13,517	-	-	-
Total changes from financing cash flows	1,645	22,066	-	2,010	-
Additions of and modification to leases	-	-	-	-	-
Changes in fair value	-	1,024	235	96	-
Issuance of Warrants	-	-	291	-	-
Interest expense	346	-	-	402	-
Interest paid	(116)	-	-	-	-
Reclassification	-	-	-	-	-
Conversion of Convertible loan	-	(2,557)	-	-	-
Index adjustments	-	-	-	-	-
Effects of foreign exchange	(68)	-	-	-	-
As at December 31, 2023	1,807	20,533	526	2,508	-